Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 995,162	$ 123,431	$ 81,945
Restricted cash, current	829	424	2,445
Accounts receivable, net	5,127	1,004	2,704
Inventories		0	247
Advanced payments, current	14,259	52,404	55,523
Other current assets	7,425	3,454	7,081
Total current assets	1,022,802	180,717	149,945
Advanced payments, less current portion	45,365	41,770	4,098
Property and equipment, net	142,555	135,575	114,061
Restricted cash, less current portion	0	13,703	10,756
Right-of-use assets—operating leases	9,944	14,604	20,284
Right-of-use assets—finance leases	4,143	3,708	3,912
Goodwill	17,097	17,097	17,097
Other noncurrent assets	14,286	158	1,054
Total assets	1,256,192	407,332	321,207
Current liabilities:
Accounts payable	30,428	37,633	26,218
Accounts payable—related parties	790	86	1,406
Accrued expenses	20,171	14,419	16,473
Operating lease liability, current	395	1,128	1,159
Finance lease liability, current	1,047	856	695
Deferred revenue, current	95,202	108,069	89,404
Notes payable, current	6,985	6,349	965
Other current liabilities	9,913	10,837	452
Total current liabilities	164,931	179,377	136,772
Operating lease liability, less current portion	10,553	16,466	20,275
Finance lease liability, less current portion	2,266	1,996	2,241
Deferred revenue, less current portion	74,516	45,904	33,751
Notes payable, less current portion	23,228	124,079	79,510
Notes payable, less current portion—related parties	0	17,524	16,104
Warrant liability	5,267	4,070	991
Other liabilities, less current portion	26,610	25,956	184
Total liabilities	307,371	415,372	289,828
Commitments and contingencies
Temporary equity
Redeemable convertible preferred stock	0	759,582	535,864
Stockholders' deficit
Common stock	16	1	1
Additional paid-in capital	1,928,027	0	0
Accumulated deficit	(979,222)	(767,623)	(504,486)
Total stockholders' equity (deficit)	948,821	(767,622)	(504,485)
Total liabilities, temporary equity, and stockholders' equity (deficit)	$ 1,256,192	$ 407,332	$ 321,207